SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Details) (USD $) In Millions, unless otherwise specified																																12 Months Ended							1 Months Ended
	Dec. 31, 2011 BCTI	Dec. 31, 2010 BCTI	Dec. 31, 2011 Comstar-Regions	Dec. 31, 2010 Comstar-Regions	Dec. 31, 2011 MTS Bermuda	Dec. 31, 2010 MTS Bermuda	Dec. 31, 2011 MTS Finance	Dec. 31, 2010 MTS Finance	Dec. 31, 2011 MTS Ukraine	Dec. 31, 2010 MTS Ukraine	Dec. 31, 2010 Multiregion	Dec. 31, 2011 RTC	Dec. 31, 2010 RTC	Dec. 31, 2011 Sibintertelecom	Dec. 31, 2010 Sibintertelecom	Dec. 31, 2011 TVT	Dec. 31, 2011 Infocentr	Dec. 31, 2011 Inteleca Group	Dec. 31, 2011 Altair	Dec. 31, 2011 Sistema Telecom	Dec. 31, 2010 Sistema Telecom	Dec. 31, 2011 TS-Retail	Dec. 31, 2010 TS-Retail	Dec. 31, 2011 Uzdunrobita	Dec. 31, 2010 Uzdunrobita	Dec. 31, 2011 Metrotelecom	Dec. 31, 2010 Metrotelecom	Dec. 31, 2011 Moscow City Telephone Network ("MGTS")	Dec. 31, 2010 Moscow City Telephone Network ("MGTS")	Dec. 31, 2011 K-Telecom	Dec. 31, 2010 K-Telecom	Dec. 31, 2011 MTS International Funding Limited ("MTS International")	Dec. 31, 2010 MTS International Funding Limited ("MTS International")	Dec. 31, 2010 Comstar-UTS	Dec. 31, 2010 Dagtelecom acquisition	Dec. 31, 2010 Evrotel	Dec. 31, 2011 Intellect Telecom	Dec. 31, 2010 Intellect Telecom	Oct. 31, 2011 MTS Belarus, an associated company of the Group	Sep. 30, 2011 MTS Belarus, an associated company of the Group Y	Dec. 31, 2011 MTS Belarus, an associated company of the Group	Dec. 31, 2010 MTS Belarus, an associated company of the Group
Investments in significant legal entities
Ownership interest in equity investment (as a percent)	100.00%	100.00%	100.00%	73.30%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	96.00%	100.00%	100.00%	95.00%	95.00%	94.10%	51.30%	80.00%	80.00%			73.30%	100.00%	100.00%	47.00%	22.50%			49.00%	49.00%
Debt issued by consolidated variable interest entity																																	$ 750.0
Interest rate of debt issued by consolidated variable interest entity (as a percent)																																	8.625%
Total liabilities of consolidated variable interest entity																																751.6	751.6
Cumulative inflation rate period (in year)																																								3
Percentage of cumulative inflation rate																																								100.00%
Increase in carrying value of investments and advances in associates																																							$ 88.8